Quarterly Holdings Report
for

Fidelity® SAI Emerging Markets Index Fund

July 31, 2019

Offered exclusively to certain clients of the Adviser or its affiliates - not available for sale to the general public. Fidelity SAI is a product name of Fidelity® funds dedicated to certain programs affiliated with Strategic Advisers LLC.

SV6-QTLY-0919
1.9867763.103

Schedule of Investments July 31, 2019 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 94.4%
	Shares	Value
Argentina - 0.3%
Banco Macro SA sponsored ADR	32,532	$2,253,817
BBVA Banco Frances SA sponsored ADR	52,620	609,866
Grupo Financiero Galicia SA sponsored ADR	72,946	2,680,036
Pampa Holding SA sponsored ADR (a)(b)	43,460	1,429,834
Telecom Argentina SA Class B sponsored ADR	60,647	1,024,934
Transportadora de Gas del Sur SA Class B sponsored ADR	53,328	832,450
YPF SA Class D sponsored ADR	124,997	2,056,201

TOTAL ARGENTINA		10,887,138

Bailiwick of Jersey - 0.0%
Polymetal International PLC	144,100	1,743,984
Belgium - 0.0%
Titan Cement International Trading SA (a)	26,998	567,849
Bermuda - 1.0%
Alibaba Health Information Technology Ltd. (a)	2,474,000	2,222,579
Alibaba Pictures Group Ltd. (a)	9,790,000	1,978,300
Beijing Enterprises Water Group Ltd.	3,738,000	1,967,481
Brilliance China Automotive Holdings Ltd.	2,122,000	2,312,579
China Gas Holdings Ltd.	1,229,800	5,095,660
China Oriental Group Co. Ltd. (H Shares)	727,000	323,650
China Resource Gas Group Ltd.	608,000	3,077,450
Cosco Shipping Ports Ltd.	1,179,745	1,028,120
Credicorp Ltd. (United States)	47,463	10,346,459
GOME Electrical Appliances Holdings Ltd. (a)(b)	6,487,000	690,890
Haier Electronics Group Co. Ltd.	883,000	2,075,301
HengTen Networks Group Ltd. (a)	14,752,000	279,128
Kunlun Energy Co. Ltd.	2,190,000	1,909,960
Luye Pharma Group Ltd. (c)	765,500	591,103
Nine Dragons Paper (Holdings) Ltd.	1,093,000	884,698
Shenzhen International Holdings Ltd.	679,921	1,255,899
Sihuan Pharmaceutical Holdings Group Ltd.	2,540,000	520,348

TOTAL BERMUDA		36,559,605

Brazil - 5.1%
Ambev SA	3,246,898	17,126,327
Atacadao Distribuicao Comercio e Industria Ltda	274,900	1,686,273
B2W Companhia Global do Varejo (a)	130,200	1,294,375
Banco Bradesco SA	763,506	6,223,924
Banco do Brasil SA	602,705	7,773,171
Banco Santander SA (Brasil) unit	291,000	3,267,350
BB Seguridade Participacoes SA	489,058	4,158,406
BM&F BOVESPA SA	1,442,880	15,951,133
BR Malls Participacoes SA	541,916	2,131,398
Brasil Foods SA (a)	398,869	3,491,874
BTG Pactual Participations Ltd. unit	152,800	2,392,686
CCR SA	850,912	3,333,325
Centrais Eletricas Brasileiras SA (Electrobras) (a)	148,100	1,528,596
Cielo SA	867,631	1,645,983
Companhia de Saneamento Basico do Estado de Sao Paulo (SABESP)	235,500	3,295,217
Companhia Siderurgica Nacional SA (CSN)	437,800	1,896,271
Cosan SA Industria e Comercio	115,300	1,537,192
Drogasil SA	162,300	3,530,212
Embraer SA	493,200	2,495,498
Energisa SA unit	118,400	1,532,606
ENGIE Brasil Energia SA	141,020	1,783,651
Equatorial Energia SA	118,400	2,931,807
Hypermarcas SA	267,800	2,117,784
IRB Brasil Resseguros SA	163,900	4,079,946
JBS SA	765,000	4,991,287
Klabin SA unit	494,700	2,079,209
Kroton Educacional SA	1,038,282	3,417,093
Localiza Rent A Car SA	403,020	4,646,555
Lojas Renner SA	554,894	6,900,643
M. Dias Branco SA	72,600	744,386
Magazine Luiza SA	53,500	3,696,993
Multiplan Empreendimentos Imobiliarios SA	195,819	1,456,706
Natura Cosmeticos SA	136,600	2,189,480
Notre Dame Intermedica Participacoes SA	237,900	2,724,129
Petrobras Distribuidora SA	489,600	3,412,517
Petroleo Brasileiro SA - Petrobras (ON)	2,200,565	16,600,748
Porto Seguro SA	67,000	914,670
Rumo SA (a)	761,700	4,374,982
Sul America SA unit	160,852	1,771,064
Suzano Papel e Celulose SA	382,619	3,074,908
TIM Participacoes SA	600,800	1,923,769
Ultrapar Participacoes SA	511,238	2,664,463
Vale SA	2,221,306	28,991,904
Weg SA	587,240	3,665,297

TOTAL BRAZIL		197,445,808

Cayman Islands - 16.4%
3SBio, Inc. (c)	901,000	1,521,586
51job, Inc. sponsored ADR (a)	17,368	1,346,888
58.com, Inc. ADR (a)	65,801	3,709,860
AAC Technology Holdings, Inc.	510,433	2,742,833
Agile Property Holdings Ltd.	958,000	1,231,283
Airtac International Group	88,000	897,490
Alibaba Group Holding Ltd. sponsored ADR (a)	996,012	172,419,637
Anta Sports Products Ltd.	752,000	5,613,630
Autohome, Inc. ADR Class A (a)(b)	41,069	3,490,865
Baidu.com, Inc. sponsored ADR (a)	194,276	21,700,629
Baozun, Inc. sponsored ADR (a)(b)	27,788	1,378,563
Chailease Holding Co. Ltd.	842,601	3,530,478
China Aoyuan Property Group Ltd.	840,000	1,123,585
China Conch Venture Holdings Ltd.	1,126,500	3,876,369
China Education Group Holdings Ltd.	410,000	636,686
China First Capital Group Ltd. (a)	2,044,000	624,534
China Hongqiao Group Ltd.	1,214,500	887,511
China Huishan Dairy Holdings Co. Ltd. (a)(d)	2,302,000	61,754
China Investment Fund International Holdings Co. Ltd. (d)	660,000	1,945,900
China Literature Ltd. (a)(b)(c)	179,600	716,871
China Medical System Holdings Ltd.	961,000	916,698
China Mengniu Dairy Co. Ltd.	1,914,000	7,723,074
China Resources Cement Holdings Ltd.	1,706,000	1,559,112
China Resources Land Ltd.	1,930,812	8,251,149
China State Construction International Holdings Ltd.	1,364,500	1,401,659
China Zhongwang Holdings Ltd.	1,117,600	569,157
CIFI Holdings Group Co. Ltd.	1,957,797	1,248,056
Country Garden Holdings Co. Ltd.	5,288,000	7,124,551
Country Garden Services Holdings Co. Ltd.	836,000	2,012,999
Ctrip.com International Ltd. ADR (a)	286,729	11,176,696
Dali Foods Group Co. Ltd. (c)	1,366,500	851,639
ENN Energy Holdings Ltd.	543,743	5,593,161
Evergrande Real Estate Group Ltd.	1,280,000	3,379,274
Fullshare Holdings Ltd. (a)	6,067,500	216,123
Future Land Development Holding Ltd.	1,204,000	1,011,532
GDS Holdings Ltd. ADR (a)(b)	40,719	1,676,808
Geely Automobile Holdings Ltd.	3,463,517	5,282,310
Genscript Biotech Corp. (a)	644,000	1,574,083
Greentown Service Group Co. Ltd.	728,000	613,272
Haitian International Holdings Ltd.	449,000	907,065
Hengan International Group Co. Ltd.	500,500	3,785,598
Huazhu Group Ltd. ADR (b)	91,840	3,008,678
Hutchison China Meditech Ltd. sponsored ADR (a)(b)	42,506	888,800
iQIYI, Inc. ADR (a)(b)	87,898	1,634,024
JD.com, Inc. sponsored ADR (a)	514,898	15,400,599
Jiayuan International Group Ltd.	470	203
Kaisa Group Holdings Ltd.	1,645,000	682,261
Kingboard Chemical Holdings Ltd.	456,500	1,123,815
Kingboard Laminates Holdings Ltd.	728,500	600,744
Kingdee International Software Group Co. Ltd.	1,628,000	1,550,791
Kingsoft Corp. Ltd. (a)	580,000	1,249,655
KWG Property Holding Ltd.	850,500	790,754
Lee & Man Paper Manufacturing Ltd.	836,000	510,295
Li Ning Co. Ltd.	1,379,500	3,401,026
Lijun International Pharmaceutical Holding Ltd.	1,008,000	893,775
Logan Property Holdings Co. Ltd.	926,000	1,400,169
Longfor Properties Co. Ltd. (c)	1,241,000	4,589,454
Meitu, Inc. (a)(c)	1,429,000	416,347
Meituan Dianping Class B	700,600	5,665,183
Momo, Inc. ADR	101,019	3,431,615
NetEase, Inc. ADR	49,272	11,372,963
New Oriental Education & Technology Group, Inc. sponsored ADR (a)	99,899	10,420,465
Nexteer Auto Group Ltd.	613,000	637,088
NIO, Inc. sponsored ADR (a)(b)	461,258	1,600,565
Noah Holdings Ltd. sponsored ADR (a)(b)	21,385	691,591
Pinduoduo, Inc. ADR (b)	133,939	2,982,822
Semiconductor Manufacturing International Corp. (a)(b)	2,111,400	2,486,972
Shenzhou International Group Holdings Ltd.	525,000	7,241,175
Shimao Property Holdings Ltd.	805,500	2,224,632
Shui On Land Ltd.	2,269,000	484,333
SINA Corp. (a)	45,184	1,767,598
Sino Biopharmaceutical Ltd.	4,850,500	5,916,475
SOHO China Ltd.	1,336,500	427,308
Sunac China Holdings Ltd.	1,699,000	7,663,632
Sunny Optical Technology Group Co. Ltd.	499,900	5,780,537
TAL Education Group ADR (a)	248,858	8,013,228
Tencent Holdings Ltd.	3,999,600	186,353,261
Tencent Music Entertainment Group ADR (a)(b)	63,963	912,752
Tingyi (Cayman Islands) Holding Corp.	1,370,000	2,044,609
Towngas China Co. Ltd.	608,414	463,253
Uni-President China Holdings Ltd.	870,000	1,028,999
Vipshop Holdings Ltd. ADR (a)	306,485	2,329,286
Want Want China Holdings Ltd.	3,370,418	2,621,343
Weibo Corp. sponsored ADR (a)(b)	38,320	1,500,994
Wuxi Biologics (Cayman), Inc. (a)(c)	386,000	4,102,123
Xiaomi Corp. Class B (b)(c)	2,406,000	2,747,599
Xinyi Solar Holdings Ltd.	2,125,825	1,167,063
Yihai International Holding Ltd.	321,000	1,703,289
Yuzhou Properties Co.	1,086,343	510,374
YY, Inc. ADR (a)	34,401	2,208,200
Zhen Ding Technology Holding Ltd.	318,000	1,155,470
Zhongsheng Group Holdings Ltd. Class H	398,500	1,107,585
ZTO Express (Cayman), Inc. sponsored ADR	222,109	4,364,442

TOTAL CAYMAN ISLANDS		629,601,182

Chile - 0.8%
Aguas Andinas SA	1,850,630	1,035,831
Banco de Chile	20,757,364	3,003,857
Banco de Credito e Inversiones	34,749	2,189,091
Banco Santander Chile	46,134,742	3,340,766
Cencosud SA	1,016,737	2,007,435
Colbun SA (a)	5,409,840	1,015,860
Compania Cervecerias Unidas SA	101,979	1,429,704
Compania de Petroleos de Chile SA (COPEC)	276,220	2,534,578
CorpBanca SA	114,553,988	888,425
Empresa Nacional de Telecomunicaciones SA (ENTEL) (a)	104,056	953,334
Empresas CMPC SA	776,639	1,821,312
Enel Chile SA	19,620,069	1,778,310
Enersis SA	26,403,045	4,356,410
LATAM Airlines Group SA	214,357	2,043,047
S.A.C.I. Falabella	531,601	3,284,681

TOTAL CHILE		31,682,641

China - 10.8%
Agricultural Bank of China Ltd.:
(A Shares)	592,200	308,629
(H Shares)	21,489,297	8,698,348
Aier Eye Hospital Group Co. Ltd. (A Shares)	72,150	317,446
Air China Ltd.:
(A Shares)	117,000	150,809
(H Shares)	1,234,000	1,198,377
Aisino Co. Ltd. (A Shares)	45,900	151,687
Aluminum Corp. of China Ltd.:
(A shares) (a)	625,100	338,201
(H Shares) (a)	2,206,000	720,374
Angang Steel Co. Ltd. (H Shares)	1,068,600	405,328
Anhui Conch Cement Co. Ltd.:
(A Shares)	40,800	232,470
(H Shares)	897,000	5,179,494
Anxin Trust Co. Ltd. (A Shares) (a)	119,500	82,699
AVIC Aircraft Co. Ltd. (A Shares)	76,700	182,273
AVIC Aviation Engine Corp. PLC (A Shares)	64,100	217,795
AVIC Capital Co. Ltd. (A Shares)	211,600	157,302
AVIC Shenyang Aircraft Co. Ltd. (A Shares) (a)	26,600	115,691
AviChina Industry & Technology Co. Ltd. (H Shares)	1,660,000	891,014
Baic Motor Corp. Ltd. (H Shares) (c)	1,153,500	728,759
Bank Communications Co. Ltd.:
(H Shares)	6,538,176	4,756,841
Class A	432,100	363,224
Bank of Beijing Co. Ltd. (A Shares)	611,025	497,342
Bank of China Ltd. (H Shares)	56,340,464	22,879,177
Bank of Guiyang Co. Ltd. (A Shares)	124,880	160,244
Bank of Hangzhou Co. Ltd. (A Shares)	179,700	220,051
Bank of Jiangsu Co. Ltd. (A Shares)	320,503	322,461
Bank of Nanjing Co. Ltd. (A Shares)	223,300	267,381
Bank of Ningbo Co. Ltd. (A Shares)	131,100	446,941
Bank of Shanghai Co. Ltd. (A Shares)	380,880	512,573
Baoshan Iron & Steel Co. Ltd. (A Shares)	500,700	461,042
BBMG Corp. (H Shares)	1,666,000	484,728
Beijing Capital International Airport Co. Ltd. (H Shares)	1,130,000	890,337
Beijing Dabeinong Technology Group Co. Ltd. (A Shares)	92,200	72,014
Beijing Shiji Information Technology Co. Ltd. (A Shares)	25,100	129,306
Beijing Tongrentang Co. Ltd. (A Shares)	43,500	178,557
BOE Technology Group Co. Ltd. (A Shares)	726,000	422,870
BYD Co. Ltd.:
(A Shares)	18,500	149,178
(H Shares) (b)	469,500	2,933,734
Caitong Securities Co. Ltd.	77,900	122,816
CGN Power Co. Ltd. (H Shares) (c)	7,008,447	2,022,927
Changjiang Securities Co. Ltd. (A Shares)	125,900	134,959
China Avionics Systems Co. Ltd. (A Shares)	45,800	100,373
China Cinda Asset Management Co. Ltd. (H Shares)	6,063,000	1,322,639
China CITIC Bank Corp. Ltd. (H Shares)	6,291,051	3,485,511
China Coal Energy Co. Ltd. (H Shares)	1,267,000	490,908
China Communications Construction Co. Ltd. (H Shares)	3,192,000	2,686,340
China Communications Services Corp. Ltd. (H Shares)	1,626,000	1,132,037
China Construction Bank Corp. (H Shares)	67,497,000	51,819,526
China Eastern Airlines Corp. Ltd.:
(A Shares)	143,800	122,093
(H Shares)	1,096,000	602,178
China Everbright Bank Co. Ltd.:
(A Shares)	1,042,800	592,706
(H Shares)	2,194,000	986,679
China Film Co. Ltd. (A Shares)	40,400	85,386
China Fortune Land Development Co. Ltd. (A Shares)	70,100	295,192
China Galaxy Securities Co. Ltd. (H Shares)	2,455,000	1,310,328
China Gezhouba Group Co. Ltd. (A Shares)	175,400	152,937
China Grand Automotive Services Co. Ltd. (A Shares)	204,000	118,234
China Huarong Asset Management Co. Ltd. (c)	6,994,000	1,179,122
China International Capital Corp. Ltd. (H Shares) (c)	844,000	1,596,710
China International Travel Service Corp. Ltd. (A Shares)	43,400	566,526
China Life Insurance Co. Ltd. (H Shares)	5,309,747	13,524,829
China Longyuan Power Grid Corp. Ltd. (H Shares)	2,120,000	1,296,360
China Merchants Bank Co. Ltd.:
(A Shares)	134,600	708,282
(H Shares)	3,029,921	15,009,931
China Merchants Securities Co. Ltd. (A Shares)	138,100	337,645
China Merchants Shekou Industrial Zone Holdings Co. Ltd. (A Shares)	160,800	478,472
China Minsheng Banking Corp. Ltd.:
(A Shares)	1,027,600	902,474
(H Shares)	4,795,861	3,303,437
China Molybdenum Co. Ltd.:
(H Shares)	2,700,000	767,904
Class A	377,500	196,498
China National Building Materials Co. Ltd. (H Shares)	2,716,000	2,381,184
China National Chemical Engineering Co. Ltd. (A Shares)	193,708	162,434
China National Nuclear Power Co. Ltd. (A Shares)	399,700	325,702
China Northern Rare Earth Group High-Tech Co. Ltd.	74,400	120,527
China Oilfield Services Ltd. (H Shares)	1,150,000	1,297,294
China Pacific Insurance (Group) Co. Ltd.	47,300	263,077
China Pacific Insurance (Group) Co. Ltd. (H Shares)	1,935,528	8,255,954
China Petroleum & Chemical Corp. (H Shares)	18,372,704	11,795,476
China Railway Construction Corp. Ltd.:
(A Shares)	126,500	177,079
(H Shares)	1,536,000	1,774,722
China Railway Group Ltd. (H Shares)	2,561,000	1,793,118
China Railway Signal & Communications Corp. (H Shares) (c)	988,000	659,602
China Reinsurance Group Corp. (H Shares)	3,661,000	643,433
China Resources Sanjiu Medical & Pharmaceutical Co. Ltd. (A Shares)	22,900	97,102
China Shenhua Energy Co. Ltd.:
(A Shares)	385,485	1,067,454
(H Shares)	1,968,602	3,889,080
China Shipbuilding Industry Co. (A Shares)	502,800	435,926
China Shipbuilding Industry Group Power Co. Ltd.	45,200	165,016
China Shipping Development Co. Ltd. (H Shares)	780,000	444,224
China South Publishing & Media Group Co. Ltd. (A Shares)	56,400	101,246
China Southern Airlines Ltd. (H Shares)	1,336,000	856,382
China Spacesat Co. Ltd. (A Shares)	24,600	82,919
China State Construction Engineering Corp. Ltd. (A Shares)	971,840	825,874
China Telecom Corp. Ltd. (H Shares)	9,661,689	4,309,406
China Tower Corp. Ltd. (H Shares) (c)	29,398,000	7,597,856
China United Network Communications Ltd. (A Shares)	680,600	582,273
China Vanke Co. Ltd.:
(A Shares)	280,300	1,161,137
(H Shares)	964,700	3,623,494
China Yangtze Power Co. Ltd. (A Shares)	327,700	888,616
Chinese Universe Publishing and Media Group Co. Ltd. (A Shares)	32,200	60,019
Chongqing Changan Automobile Co. Ltd. (B Shares)	617,500	259,777
Chongqing Rural Commercial Bank Co. Ltd. (H Shares)	1,526,646	797,999
Chongqing Zhifei Biological Products Co. Ltd. (A Shares)	31,700	214,644
CITIC Guoan Information Industry Co. Ltd. (A Shares)	69,100	38,421
CITIC Securities Co. Ltd. (H Shares)	1,812,000	3,459,646
Contemporary Amperex Technology Co. Ltd.	18,300	200,904
COSCO SHIPPING Holdings Co. Ltd. (H Shares) (a)	1,969,000	732,274
CRRC Corp. Ltd.:
(A Shares)	430,400	490,038
(H Shares)	3,177,000	2,500,783
Daqin Railway Co. Ltd. (A Shares)	386,000	441,703
Datang International Power Generation Co. Ltd. (H Shares)	1,696,000	381,080
DHC Software Co. Ltd. (A Shares)	91,200	88,794
Dong E-E-Jiao Co. Ltd. (A Shares)	20,100	96,864
Dongfeng Motor Group Co. Ltd. (H Shares)	1,900,000	1,694,635
Dongxing Securities Co. Ltd. (A Shares)	68,500	111,143
East Money Information Co. Ltd. (A Shares)	140,500	294,392
Everbright Securities Co. Ltd. (A Shares)	85,458	139,199
Fangda Carbon New Material Co. Ltd. (A Shares)	59,749	98,994
Financial Street Holdings Co. Ltd. (A Shares)	149,800	165,423
First Capital Securities Co. Ltd. (A Shares)	86,000	75,316
Focus Media Information Technology Co. Ltd. (A Shares)	330,140	241,070
Foshan Haitian Flavouring & Food Co. Ltd. (A Shares)	48,900	705,267
Founder Securities Co. Ltd. (A Shares)	181,000	181,016
Foxconn Industrial Internet Co. Ltd. (A Shares)	90,400	178,491
Fuyao Glass Industries Group Co. Ltd.:
(A Shares)	74,500	242,280
(H Shares) (c)	332,000	1,005,339
GD Power Development Co. Ltd. (A Shares)	608,600	224,763
Gemdale Corp. (A Shares)	113,400	199,829
GF Securities Co. Ltd. (H Shares)	1,155,428	1,295,865
Giant Network Group Co. Ltd. (A Shares)	37,700	97,118
GoerTek, Inc. (A Shares)	75,900	127,496
Great Wall Motor Co. Ltd. (H Shares)	2,177,000	1,474,728
Gree Electric Appliances, Inc. of Zhuhai (A Shares)	64,300	511,373
Greenland Holdings Corp. Ltd. (A Shares)	264,400	265,549
Guangshen Railway Co. Ltd. (A Shares)	227,624	105,352
Guangzhou Automobile Group Co. Ltd. (H Shares)	2,125,200	2,160,785
Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd. (A Shares)	31,600	171,510
Guangzhou Haige Communications Group (A Shares)	64,500	89,294
Guangzhou R&F Properties Co. Ltd. (H Shares)	681,600	1,233,213
Guosen Securities Co. Ltd. (A Shares)	93,100	183,087
Guotai Junan Securities Co. Ltd.:
(A Shares)	271,200	707,834
(H Shares) (c)	384,800	622,039
Guoyuan Securities Co. Ltd. (A Shares)	84,400	110,974
Haier Smart Home Co. Ltd. (A Shares)	143,100	347,096
Haitong Securities Co. Ltd. (H Shares)	2,354,800	2,333,464
Han's Laser Technology Industry Group Co. Ltd. (A Shares)	3,300	13,857
Hangzhou Hikvision Digital Technology Co. Ltd. (A Shares)	202,500	897,210
Hangzhou Robam Appliances Co. Ltd. (A Shares)	24,300	87,411
Hangzhou Tigermed Consulting Co. Ltd. (A Shares)	18,000	130,116
Heilan Home Co. Ltd. (A Shares)	103,800	135,203
Henan Shuanghui Investment & Development Co. Ltd. (A Shares)	64,000	222,395
Hengli Petrochemical Co. Ltd. (A Shares)	74,620	130,418
Hengtong Optic-electric Co. Ltd. (A Shares)	48,108	111,432
Hengyi Petrochemical Co. Ltd. (A Shares)	73,800	129,393
Hesteel Co. Ltd. (A Shares)	357,600	141,764
Hithink RoyalFlush Information Network Co. Ltd. (A Shares)	11,400	149,733
Huaan Securities Co. Ltd. (A Shares)	76,493	72,100
Huadian Power International Corp. Ltd. (H Shares)	1,268,000	530,728
Huadong Medicine Co. Ltd. (A Shares)	38,700	153,616
Huaneng Power International, Inc. (H Shares)	2,678,186	1,558,583
Huaneng Renewables Corp. Ltd. (H Shares)	3,170,000	861,591
Huatai Securities Co. Ltd.:
(A Shares)	63,600	186,134
(H Shares) (c)	1,266,200	2,051,344
Huaxia Bank Co. Ltd. (A Shares)	460,558	503,708
Huayu Automotive Systems Co. Ltd. (A Shares)	72,300	241,434
Hubei Biocause Pharmaceutical Co. Ltd. (A Shares)	138,000	141,808
Hubei Energy Group Co. Ltd. (A Shares)	245,100	149,060
Hundsun Technologies, Inc. (A Shares)	17,760	181,556
iFlytek Co. Ltd. (A Shares) (a)	47,200	223,434
Industrial & Commercial Bank of China Ltd. (H Shares)	46,745,000	31,391,450
Industrial Bank Co. Ltd. (A Shares)	450,700	1,245,213
Industrial Securities Co. Ltd. (A Shares)	154,700	144,802
Inner Mongoli Yili Industries Co. Ltd. (A Shares)	135,500	610,026
Inner Mongolia Baotou Steel Union Co. Ltd. (A Shares)	1,021,800	233,402
Inner Mongolia Yitai Coal Co. Ltd. (B Shares)	1,105,029	1,117,177
Jiangsu Expressway Co. Ltd. (H Shares)	808,000	1,088,662
Jiangsu Hengrui Medicine Co. Ltd. (A Shares)	93,960	906,164
Jiangsu Yanghe Brewery JSC Ltd. (A Shares)	32,900	551,678
Jiangxi Copper Co. Ltd.:
(A Shares)	158,600	337,087
(H Shares)	651,000	805,679
Jiangxi Ganfeng Lithium Co. Ltd.	25,400	80,778
Jinduicheng Molybdenum Co. Ltd. (A Shares)	120,800	123,347
Jinke Properties Group Co. Ltd. (A Shares)	148,600	134,722
Jointown Pharmaceutical Group (A Shares)	61,800	107,612
Kangmei Pharmaceutical Co. Ltd. (A Shares)	72,200	33,682
Kweichow Moutai Co. Ltd. (A Shares)	26,200	3,675,093
Legend Holdings Corp.:
(H Shares) (c)	247,700	583,335
rights (a)(d)	16,330	2,712
Lepu Medical Technology Beijing Co. Ltd. (A Shares)	41,500	148,285
Liaoning Chengda Co. Ltd. (A Shares)	51,700	103,965
LONGi Green Energy Technology Co. Ltd.	78,420	290,993
Luxshare Precision Industry Co. Ltd. (A Shares)	115,024	358,015
Luzhou Laojiao Co. Ltd. (A Shares)	31,400	364,668
Maanshan Iron & Steel Co. Ltd.:
(A Shares)	252,800	107,300
(H Shares)	1,165,000	441,603
Meinian Onehealth Healthcare Holdings Co. Ltd. (A Shares)	95,688	164,145
Metallurgical Corp. China Ltd. (H Shares)	2,361,000	576,328
Midea Group Co. Ltd. (A Shares)	78,100	615,278
Muyuan Foodstuff Co. Ltd. (A Shares)	29,460	326,919
NARI Technology Co. Ltd. (A Shares)	100,300	273,490
New China Life Insurance Co. Ltd.	20,000	159,970
New China Life Insurance Co. Ltd. (H Shares)	613,300	3,042,106
O-film Tech Co. Ltd. (A Shares)	61,900	75,261
Offshore Oil Enginering Co. Ltd. (A Shares)	141,900	110,654
Orient Securities Co. Ltd. (A Shares)	137,718	206,926
People's Insurance Co. of China Group (H Shares)	5,788,552	2,428,307
Perfect World Co. Ltd. (A Shares)	23,100	87,379
PetroChina Co. Ltd. (H Shares)	15,202,790	8,063,620
PICC Property & Casualty Co. Ltd. (H Shares)	4,800,568	5,700,032
Ping An Bank Co. Ltd. (A Shares)	391,100	795,515
Ping An Insurance (Group) Co. of China Ltd.:
(A Shares)	273,900	3,472,286
(H Shares)	3,861,041	45,505,510
Poly Developments & Holdings (A Shares)	278,600	570,499
Postal Savings Bank of China Co. Ltd. (H Shares) (c)	5,488,000	3,191,541
Power Construction Corp. of China Ltd. (A Shares)	367,100	263,130
Risesun Real Estate Development Co. Ltd. (A Shares)	113,300	142,995
Rongsheng Petrochemical Co. Ltd. (A Shares)	83,700	144,055
SAIC Motor Corp. Ltd. (A Shares)	175,500	629,739
Sanan Optoelectronics Co. Ltd. (A Shares) (a)	89,000	146,748
Sany Heavy Industry Co. Ltd. (A Shares)	170,400	346,773
SDIC Capital Co. Ltd.	79,600	154,965
SDIC Power Holdings Co. Ltd. (A Shares)	195,500	241,179
Seazen Holdings Co. Ltd. (A Shares)	50,600	192,145
SF Holding Co. Ltd. (A Shares)	33,700	181,257
Shaanxi Coal Industry Co. Ltd. (A Shares)	219,900	300,341
Shandong Buchang Pharmaceuticals Co. Ltd. (A Shares)	23,760	89,645
Shandong Gold Mining Co. Ltd. (A Shares) (a)	42,000	255,962
Shandong Linglong Tyre Co. Ltd. (A Shares)	47,800	130,530
Shandong Weigao Medical Polymer Co. Ltd. (H Shares)	1,376,000	1,311,826
Shanghai 2345 Network Holding Group Co. Ltd. (A Shares)	143,299	75,965
Shanghai Construction Group Co. Ltd. (A Shares)	121,300	66,735
Shanghai Electric Group Co. Ltd. (H Shares)	2,222,000	771,761
Shanghai Fosun Pharmaceutical (Group) Co. Ltd.:
(A Shares)	33,100	125,431
(H Shares)	378,500	1,120,488
Shanghai International Airport Co. Ltd. (A Shares)	22,700	271,138
Shanghai International Port Group Co. Ltd. (A Shares)	185,843	195,159
Shanghai Lujiazui Finance Trust Ltd. (B Shares)	936,930	1,101,443
Shanghai Pharmaceuticals Holding Co. Ltd. (H Shares)	604,409	1,162,244
Shanghai Pudong Development Bank Co. Ltd. (A Shares)	658,709	1,128,405
Shanghai Tunnel Engineering Co. Ltd.	153,000	136,523
Shanghaioriental Pearl Media Co. Ltd.	91,370	130,998
Shanxi Lu'an Environmental Energy Development Co. Ltd. (A Shares)	111,200	132,052
Shanxi Securities Co. Ltd. (A Shares)	73,400	88,539
Shanxi Xinghuacun Fen Wine Factory Co. Ltd. (A Shares)	20,000	195,630
Shanxi Xishan Coal & Electricity Power Co. Ltd. (A Shares)	111,300	98,489
Shenergy Co. Ltd. (A Shares)	157,200	133,418
Shenwan Hongyuan Group Co. Ltd. (A Shares)	445,000	314,687
Shenzhen Energy Group Co. Ltd. (A Shares)	126,800	108,387
Shenzhen Inovance Technology Co. Ltd. (A Shares)	42,900	154,314
Shenzhen Mindray Bio-Medical Electronics Co. Ltd. (A Shares)	9,800	224,650
Shenzhen Overseas Chinese Town Co. Ltd. (A Shares)	222,400	231,501
Shenzhen Salubris Pharmaceuticals Co. Ltd. (A Shares)	26,600	86,150
Shenzhen Zhongjin Lingnan Nonfemet Co. Ltd. (A Shares)	117,500	73,739
Shijiazhuang Baosh Electric Co. Ltd. (A Shares)	129,900	90,167
Sichuan Chuantou Energy Co. Ltd. (A Shares)	164,300	222,943
Sichuan Kelun Pharmaceutical Co. Ltd. (A Shares)	35,100	159,019
Sichuan New Hope Agribusiness Co. Ltd. (A Shares)	88,500	247,907
Sinolink Securities Co. Ltd. (A Shares)	74,400	99,521
Sinopec Engineering Group Co. Ltd. (H Shares)	977,000	765,390
Sinopec Shanghai Petrochemical Co. Ltd.:
(A Shares)	379,700	262,730
(H Shares)	2,102,000	733,353
Sinopharm Group Co. Ltd. (H Shares)	812,400	3,003,113
Sinotrans Ltd. (H Shares)	1,374,000	473,568
Soochow Securities Co. Ltd. (A Shares)	67,200	95,544
Southwest Securities Co. Ltd. (A Shares)	19,500	13,751
Spring Airlines Co. Ltd. (A Shares)	23,700	147,876
Suning.com Co. Ltd. (A Shares)	218,500	338,128
Suzhou Gold Mantis Consolidated Co. Ltd.	88,100	140,215
Tasly Pharmaceutical Group Co. Ltd. (A Shares)	41,360	96,802
TBEA Co. Ltd. (A Shares)	120,200	123,443
TCL Corp. (A Shares)	327,800	161,200
Tianma Microelectronics Co. Ltd. (A Shares)	36,600	77,272
Tianqi Lithium Corp. (A Shares)	27,100	90,894
Tong Ren Tang Technologies Co. Ltd. (H Shares)	355,000	424,181
Tonghua Dongbao Pharmaceutical Co. Ltd. (A Shares)	46,900	106,339
Tongling Nonferrous Metals Group Co. Ltd. (A Shares)	329,200	110,529
Tongwei Co. Ltd. (A Shares)	83,600	175,835
TravelSky Technology Ltd. (H Shares)	657,000	1,285,988
Tsingtao Brewery Co. Ltd.:
(A Shares)	49,500	323,769
(H Shares)	232,000	1,356,909
Tus-Sound Environmental Resources Co. Ltd. (A Shares)	30,100	45,375
Unisplendour Corp. Ltd. (A Shares)	21,836	102,121
Walvax Biotechnology Co. Ltd. (A Shares)	37,100	147,166
Wanxiang Qianchao Co. Ltd. (A Shares)	78,300	65,982
Weichai Power Co. Ltd.:
(A Shares)	97,400	170,923
(H Shares)	1,375,000	2,118,585
Weifu High-Technology Group Co. Ltd. (A Shares)	30,500	80,227
Wens Foodstuffs Group Co. Ltd. (A Shares)	111,600	654,168
Western Securities Co. Ltd. (A Shares)	83,000	115,540
Wuhu Shunrong Sanqi Interactive Entertainment Network Technology Co. Ltd. (A Shares)	49,900	103,026
Wuliangye Yibin Co. Ltd. (A Shares)	81,100	1,409,114
WuXi AppTec Co. Ltd. (H Shares) (b)(c)	102,760	949,339
XCMG Construction Machinery Co. Ltd. (A Shares)	204,000	143,242
Xiamen C&D, Inc. (A Shares)	82,225	106,967
Xinhu Zhongbao Co. Ltd. (A Shares)	232,200	97,584
Xinjiang Goldwind Science & Technology Co. Ltd. (H Shares)	612,164	684,109
Yanzhou Coal Mining Co. Ltd.:
(A Shares)	105,000	155,654
(H Shares)	1,172,000	1,031,547
Yonghui Superstores Co. Ltd. (A Shares)	223,700	312,831
Yonyou Network Technology Co. Ltd. (A Shares)	54,900	226,724
Zhangzhou Pientzehuang Pharmaceutical Co. Ltd. (A Shares)	14,600	219,176
Zhaojin Mining Industry Co. Ltd. (H Shares)	697,000	810,115
Zhejiang Century Huatong Group Co. Ltd. (A Shares)	15,232	21,133
Zhejiang China Commodities City Group Co. Ltd. (A Shares)	160,100	92,095
Zhejiang Chint Electric Co. Ltd. (A Shares)	55,800	193,327
Zhejiang Dahua Technology Co. Ltd. (A Shares)	72,600	168,153
Zhejiang Expressway Co. Ltd. (H Shares)	962,000	931,163
Zhejiang Huayou Cobalt Co. Ltd. (A Shares)	25,350	85,185
Zhejiang Longsheng Group Co. Ltd. (A Shares)	62,200	135,296
Zhengzhou Yutong Bus Co. Ltd. (A Shares)	43,000	80,582
ZhongAn Online P & C Insurance Co. Ltd. (H Shares) (a)(b)(c)	204,600	457,967
Zhongjin Gold Co. Ltd. (A Shares)	96,000	130,342
Zhuhai Wanlida Electric Co. Ltd. (A Shares)	27,200	94,911
Zhuzhou CRRC Times Electric Co. Ltd. (H Shares)	379,627	1,814,546
Zijin Mining Group Co. Ltd. (H Shares)	4,408,000	1,764,133
Zoomlion Heavy Industry Science and Technology Co. Ltd. (A Shares)	163,000	145,484
ZTE Corp. (H Shares)	640,800	1,913,841

TOTAL CHINA		417,531,582

Colombia - 0.3%
Bancolombia SA	161,934	1,939,696
Cementos Argos SA	324,656	760,944
Ecopetrol SA	3,499,623	3,135,968
Grupo de Inversiones Suramerica SA	156,081	1,641,240
Interconexion Electrica SA ESP	307,231	1,666,818
Inversiones Argos SA	201,380	1,032,394

TOTAL COLOMBIA		10,177,060

Czech Republic - 0.2%
Ceske Energeticke Zavody A/S	111,979	2,512,243
Komercni Banka A/S	53,705	2,069,784
MONETA Money Bank A/S (c)	346,991	1,190,869

TOTAL CZECH REPUBLIC		5,772,896

Egypt - 0.1%
Commercial International Bank SAE	950,829	4,222,715
Eastern Tobacco Co.	643,655	615,653
Elsewedy Electric Co.	539,984	401,317

TOTAL EGYPT		5,239,685

Greece - 0.3%
Alpha Bank AE (a)	983,438	1,919,318
EFG Eurobank Ergasias SA (a)	1,838,065	1,792,604
Ff Group (a)(d)	1,944	2,582
Greek Organization of Football Prognostics SA	163,029	1,837,216
Hellenic Telecommunications Organization SA	165,569	2,280,064
Jumbo SA	77,507	1,514,374
Motor Oil (HELLAS) Corinth Refineries SA	42,611	1,056,616
National Bank of Greece SA (a)	390,720	1,146,197

TOTAL GREECE		11,548,971

Hong Kong - 3.2%
Beijing Enterprises Holdings Ltd.	335,927	1,640,068
BYD Electronic International Co. Ltd.	456,500	712,923
China Agri-Industries Holdings Ltd.	1,472,000	448,074
China Everbright International Ltd.	2,548,814	2,244,511
China Everbright Ltd.	632,000	834,860
China Jinmao Holdings Group Ltd.	3,602,000	2,320,790
China Merchants Holdings International Co. Ltd.	880,880	1,457,827
China Mobile Ltd.	4,295,571	36,531,170
China Overseas Land and Investment Ltd.	2,671,202	9,106,286
China Power International Development Ltd.	2,790,000	699,269
China Resources Beer Holdings Co. Ltd.	1,018,144	4,770,472
China Resources Pharmaceutical Group Ltd. (c)	1,106,000	1,202,859
China Resources Power Holdings Co. Ltd.	1,309,940	1,881,097
China Taiping Insurance Group Ltd.	1,132,055	3,125,598
China Unicom Ltd.	4,246,814	4,137,481
CITIC Pacific Ltd.	4,018,941	5,321,352
CNOOC Ltd.	12,493,584	20,598,987
CSPC Pharmaceutical Group Ltd.	3,275,963	5,685,027
Far East Horizon Ltd.	1,442,000	1,341,212
Fosun International Ltd.	1,787,754	2,337,057
Guangdong Investment Ltd.	2,011,126	4,226,876
Hua Hong Semiconductor Ltd. (c)	303,000	624,430
Lenovo Group Ltd.	5,030,000	4,047,410
MMG Ltd. (a)	1,620,000	502,811
Shanghai Industrial Holdings Ltd.	307,241	629,501
Shenzhen Investment Ltd.	1,890,000	677,681
Sino-Ocean Group Holding Ltd.	2,041,000	821,197
Sinotruk Hong Kong Ltd.	466,500	684,059
Sun Art Retail Group Ltd.	1,668,971	1,687,951
Winteam Pharmaceutical Group Ltd.	1,496,000	683,078
Yuexiu Property Co. Ltd.	4,660,000	1,053,432

TOTAL HONG KONG		122,035,346

Hungary - 0.3%
MOL Hungarian Oil and Gas PLC Series A (For. Reg.)	286,935	2,921,741
OTP Bank PLC	156,706	6,542,257
Richter Gedeon PLC	99,082	1,743,735

TOTAL HUNGARY		11,207,733

India - 8.4%
Adani Ports & Special Economic Zone Ltd. (a)	428,017	2,336,812
Ambuja Cements Ltd.	410,049	1,195,535
Ashok Leyland Ltd.	800,633	807,315
Asian Paints Ltd.	197,727	4,349,956
Aurobindo Pharma Ltd.	180,996	1,497,917
Avenue Supermarts Ltd. (a)(c)	85,996	1,845,001
Axis Bank Ltd.	1,326,802	12,931,965
Bajaj Auto Ltd.	57,842	2,106,389
Bajaj Finance Ltd.	120,979	5,682,282
Bajaj Finserv Ltd.	26,198	2,690,691
Bharat Forge Ltd.	143,547	877,111
Bharat Petroleum Corp. Ltd.	455,461	2,273,573
Bharti Airtel Ltd.	1,256,024	6,134,959
Bharti Infratel Ltd.	228,858	814,032
Bosch Ltd. (a)	4,881	1,019,905
Britannia Industries Ltd.	39,819	1,502,009
Cipla Ltd. (a)	237,890	1,795,452
Coal India Ltd.	849,622	2,515,785
Container Corp. of India Ltd.	142,704	1,057,334
Dabur India Ltd.	366,592	2,262,849
Divi's Laboratories Ltd.	54,788	1,296,005
Dr. Reddy's Laboratories Ltd.	78,737	2,926,850
Eicher Motors Ltd.	9,193	2,170,437
GAIL India Ltd. (a)	1,089,332	2,031,040
Glenmark Pharmaceuticals Ltd.	95,142	586,797
Godrej Consumer Products Ltd.	246,807	2,140,521
Grasim Industries Ltd.	203,571	2,319,933
Havells India Ltd.	171,710	1,603,426
HCL Technologies Ltd.	377,756	5,657,463
Hero Motocorp Ltd.	34,351	1,169,684
Hindalco Industries Ltd.	798,949	2,197,604
Hindustan Petroleum Corp. Ltd.	417,982	1,605,841
Hindustan Unilever Ltd.	451,934	11,308,628
Housing Development Finance Corp. Ltd.	1,142,514	35,079,782
ICICI Bank Ltd.	1,660,818	10,206,125
ICICI Lombard General Insurance Co. Ltd. (c)	93,551	1,636,706
Indiabulls Housing Finance Ltd.	195,107	1,505,870
Indian Oil Corp. Ltd.	1,317,337	2,653,717
Infosys Ltd.	2,444,777	27,865,708
InterGlobe Aviation Ltd. (c)	63,119	1,423,302
ITC Ltd.	2,386,801	9,332,444
JSW Steel Ltd.	592,111	2,031,860
Larsen & Toubro Ltd.	331,874	6,657,282
LIC Housing Finance Ltd.	204,388	1,530,957
Lupin Ltd. (a)	152,211	1,687,735
Mahindra & Mahindra Financial Services Ltd.	208,255	916,880
Mahindra & Mahindra Ltd.	513,727	4,081,129
Marico Ltd.	312,496	1,660,660
Maruti Suzuki India Ltd.	73,868	5,844,274
Motherson Sumi Systems Ltd.	651,113	1,003,382
Nestle India Ltd.	15,954	2,695,557
NTPC Ltd.	1,632,630	2,995,395
Oil & Natural Gas Corp. Ltd.	1,758,457	3,533,495
Page Industries Ltd.	3,770	989,571
Petronet LNG Ltd.	413,478	1,415,317
Pidilite Industries Ltd.	83,721	1,503,661
Piramal Enterprises Ltd.	56,890	1,487,406
Power Grid Corp. of India Ltd.	1,263,930	3,858,762
Rec Ltd.	474,661	962,595
Reliance Industries Ltd.	1,996,445	33,611,459
Shree Cement Ltd.	5,752	1,679,239
Shriram Transport Finance Co. Ltd.	101,485	1,422,299
State Bank of India (a)	1,244,427	5,972,810
Sun Pharmaceutical Industries Ltd.	588,955	3,637,729
Tata Consultancy Services Ltd.	629,846	20,133,795
Tata Motors Ltd. (a)	1,117,202	2,182,642
Tata Power Co. Ltd.	773,899	677,770
Tata Steel Ltd.	244,228	1,523,802
Tech Mahindra Ltd.	325,759	2,997,499
Titan Co. Ltd.	213,876	3,268,735
Ultratech Cemco Ltd.	66,964	4,211,209
United Spirits Ltd. (a)	200,401	1,722,223
UPL Ltd. (a)	494,421	4,257,673
Vedanta Ltd.	1,300,023	2,887,117
Vodafone Idea Ltd. (a)	4,960,592	492,593
Wipro Ltd.	832,078	3,193,127
Yes Bank Ltd.	1,207,459	1,589,091
Zee Entertainment Enterprises Ltd.	371,318	1,941,407

TOTAL INDIA		324,672,892

Indonesia - 2.1%
Barito Pacific Tbk PT	3,665,400	1,010,759
PT Adaro Energy Tbk	9,888,700	889,276
PT Astra International Tbk	14,226,259	7,050,958
PT Bank Central Asia Tbk	6,896,070	15,139,483
PT Bank Mandiri (Persero) Tbk	13,085,498	7,361,829
PT Bank Negara Indonesia (Persero) Tbk	5,264,700	3,156,155
PT Bank Rakyat Indonesia Tbk	38,859,005	12,313,563
PT Bank Tabungan Negara Tbk	2,883,900	501,130
PT Bumi Serpong Damai Tbk (a)	5,300,000	532,001
PT Charoen Pokphand Indonesia Tbk	5,182,100	1,982,964
PT Gudang Garam Tbk	331,600	1,781,325
PT Hanjaya Mandala Sampoerna Tbk	6,427,600	1,382,493
PT Indah Kiat Pulp & Paper Tbk	1,881,700	993,029
PT Indocement Tunggal Prakarsa Tbk	1,302,000	2,068,437
PT Indofood CBP Sukses Makmur Tbk	1,605,200	1,220,862
PT Indofood Sukses Makmur Tbk	3,019,900	1,516,225
PT Jasa Marga Tbk	1,506,197	639,678
PT Kalbe Farma Tbk	14,514,900	1,516,678
PT Pabrik Kertas Tjiwi Kimia Tbk	995,800	846,186
PT Pakuwon Jati Tbk	12,026,400	628,310
PT Perusahaan Gas Negara Tbk Series B	7,475,100	1,086,009
PT Semen Gresik (Persero) Tbk	2,101,048	1,909,933
PT Surya Citra Media Tbk	4,036,300	443,836
PT Tambang Batubara Bukit Asam Tbk	2,065,600	401,440
PT Telekomunikasi Indonesia Tbk Series B	34,771,265	10,611,552
PT Unilever Indonesia Tbk	1,075,939	3,333,965
PT United Tractors Tbk	1,182,200	2,093,987

TOTAL INDONESIA		82,412,063

Isle of Man - 0.1%
NEPI Rockcastle PLC	258,942	2,329,176
Korea (South) - 10.9%
AMOREPACIFIC Corp.	22,844	2,673,041
AMOREPACIFIC Group, Inc.	20,818	1,000,292
BGF Retail Co. Ltd.	5,371	918,983
BS Financial Group, Inc.	201,570	1,184,092
Celltrion Healthcare Co. Ltd.	34,498	1,328,907
Celltrion Pharm, Inc. (a)	10,518	315,139
Celltrion, Inc. (a)	61,720	8,772,490
Cheil Industries, Inc.	60,104	4,613,640
Cheil Worldwide, Inc.	47,430	1,071,460
CJ CheilJedang Corp.	5,720	1,368,561
CJ Corp.	10,161	793,768
CJ O Shopping Co. Ltd.	7,491	1,039,383
Daelim Industrial Co.	19,099	1,689,758
Daewoo Engineering & Construction Co. Ltd. (a)	129,164	443,376
Daewoo Shipbuilding & Marine Engineering Co. Ltd. (a)	25,658	628,845
Db Insurance Co. Ltd.	35,009	1,649,962
Doosan Bobcat, Inc.	34,319	1,032,514
E-Mart Co. Ltd.	14,441	1,474,181
Fila Korea Ltd.	34,219	1,928,252
GS Engineering & Construction Corp.	42,626	1,209,013
GS Holdings Corp.	35,370	1,492,291
GS Retail Co. Ltd.	19,189	601,095
Hana Financial Group, Inc.	210,894	6,147,273
Hankook Tire Co. Ltd.	51,093	1,326,194
Hanmi Pharm Co. Ltd.	4,385	1,063,407
Hanmi Science Co. Ltd.	8,891	349,657
Hanon Systems	131,732	1,290,171
Hanwha Chemical Corp.	75,061	1,169,711
Hanwha Corp.	28,651	571,149
Hanwha Life Insurance Co. Ltd.	210,400	463,093
HDC Hyundai Development Co.	18,105	564,852
HLB, Inc. (a)	22,883	517,441
Hotel Shilla Co.	22,201	1,457,002
Hyundai Department Store Co. Ltd.	9,710	603,174
Hyundai Engineering & Construction Co. Ltd.	55,180	1,982,238
Hyundai Fire & Marine Insurance Co. Ltd.	43,011	1,010,017
Hyundai Glovis Co. Ltd.	13,212	1,704,902
Hyundai Heavy Industries Co. Ltd. (a)	27,485	2,484,981
Hyundai Mobis	47,760	9,624,218
Hyundai Motor Co.	110,230	11,677,333
Hyundai Robotics Co. Ltd.	6,902	1,884,432
Hyundai Steel Co.	56,946	1,848,193
Industrial Bank of Korea	173,156	1,910,014
ING Life Insurance Korea Ltd. (c)	22,522	535,783
Kakao Corp.	35,083	3,721,769
Kangwon Land, Inc.	81,129	2,096,052
KB Financial Group, Inc.	278,653	10,140,234
KCC Corp.	3,998	816,269
Kia Motors Corp.	184,816	6,779,438
Korea Aerospace Industries Ltd.	50,202	1,551,733
Korea Electric Power Corp. (a)	179,304	4,203,730
Korea Express Co. Ltd. (a)	6,260	719,720
Korea Gas Corp.	19,217	688,894
Korea Investment Holdings Co. Ltd.	29,335	1,822,533
Korea Zinc Co. Ltd.	5,826	2,161,620
Korean Air Lines Co. Ltd.	32,340	691,634
KT&G Corp.	81,623	6,600,551
Kumho Petro Chemical Co. Ltd.	13,114	895,574
LG Chemical Ltd.	32,926	9,273,742
LG Corp.	66,731	3,964,188
LG Display Co. Ltd. (a)	164,974	1,996,164
LG Electronics, Inc.	74,846	4,081,500
LG Household & Health Care Ltd.	6,500	6,853,809
LG Innotek Co. Ltd.	9,761	917,887
LG Telecom Ltd.	74,348	810,801
Lotte Chemical Corp.	12,117	2,358,209
Lotte Confectionery Co. Ltd.	18,511	527,335
Lotte Shopping Co. Ltd.	8,312	946,636
Medy-Tox, Inc.	3,133	1,094,087
Meritz Securities Co. Ltd.	207,156	876,996
Mirae Asset Daewoo Co. Ltd.	271,537	1,707,210
NAVER Corp.	98,155	11,340,394
NCSOFT Corp.	11,529	4,665,323
Netmarble Corp. (a)(c)	18,073	1,372,238
Oci Co. Ltd.	13,055	820,847
Orion Corp./Republic of Korea	16,333	1,105,979
Ottogi Corp.	850	460,928
Pearl Abyss Corp. (a)	4,445	639,251
POSCO	55,057	10,334,218
POSCO Chemtech Co. Ltd.	16,003	649,542
Posco International Corp.	34,396	539,238
S-Oil Corp.	31,720	2,495,547
S1 Corp.	11,852	1,036,256
Samsung Biologics Co. Ltd. (a)(c)	11,627	2,721,917
Samsung Card Co. Ltd.	20,134	611,499
Samsung Electro-Mechanics Co. Ltd.	39,493	3,015,065
Samsung Electronics Co. Ltd.	3,343,940	126,125,202
Samsung Engineering Co. Ltd. (a)	110,631	1,519,953
Samsung Fire & Marine Insurance Co. Ltd.	21,555	4,765,226
Samsung Heavy Industries Co. Ltd. (a)	310,772	1,833,315
Samsung Life Insurance Co. Ltd.	48,145	3,077,852
Samsung SDI Co. Ltd.	38,592	8,003,522
Samsung SDS Co. Ltd.	24,505	4,268,396
Samsung Securities Co. Ltd.	42,969	1,314,569
Shinhan Financial Group Co. Ltd.	315,863	11,521,614
Shinsegae Co. Ltd.	5,250	1,112,038
SillaJen, Inc. (a)	42,688	1,571,262
SK C&C Co. Ltd.	24,755	4,583,780
SK Energy Co. Ltd.	38,951	5,573,612
SK Hynix, Inc.	382,416	24,378,443
SK Telecom Co. Ltd.	13,886	2,894,714
STX Pan Ocean Co. Ltd. (Korea) (a)	186,318	749,749
ViroMed Co. Ltd. (a)	10,932	1,799,017
ViroMed Co. Ltd. rights 8/6/19 (a)	662	34,269
Woongjin Coway Co. Ltd.	36,468	2,565,234
Woori Financial Group, Inc. (a)	334,831	3,683,578
Woori Investment & Securities Co. Ltd.	96,468	1,053,182
Yuhan Corp.	6,081	1,102,957

TOTAL KOREA (SOUTH)		421,052,319

Luxembourg - 0.1%
Globant SA (a)	24,212	2,566,472
Reinet Investments SCA	100,918	1,773,641

TOTAL LUXEMBOURG		4,340,113

Malaysia - 2.1%
AirAsia Group BHD	1,018,200	481,925
Alliance Bank Malaysia Bhd	633,700	563,690
AMMB Holdings Bhd	1,134,800	1,160,785
Axiata Group Bhd	1,921,212	2,332,884
British American Tobacco (Malaysia) Bhd	99,200	541,771
Bumiputra-Commerce Holdings Bhd	3,349,517	4,110,010
Dialog Group Bhd	2,585,565	2,156,873
DiGi.com Bhd	2,193,500	2,651,248
Fraser & Neave Holdings BHD	101,000	843,779
Gamuda Bhd	1,240,700	1,111,816
Genting Bhd	1,464,900	2,432,726
Genting Malaysia Bhd	2,040,140	1,905,825
Genting Plantations Bhd	169,300	397,961
Hap Seng Consolidated Bhd	437,400	1,047,587
Hartalega Holdings Bhd	1,030,600	1,233,889
Hong Leong Bank Bhd	441,300	1,916,499
Hong Leong Credit Bhd	156,000	679,038
IHH Healthcare Bhd	1,503,587	2,081,802
IJM Corp. Bhd	1,953,500	1,099,360
IOI Corp. Bhd	1,302,600	1,319,213
IOI Properties Group Bhd	25	8
Kuala Lumpur Kepong Bhd	295,500	1,689,241
Malayan Banking Bhd	2,709,374	5,667,544
Malaysia Airports Holdings Bhd	685,400	1,388,338
Maxis Bhd	1,655,000	2,274,338
MISC Bhd	772,600	1,347,859
Nestle (Malaysia) BHD	48,400	1,741,852
Petronas Chemicals Group Bhd	1,683,100	3,050,340
Petronas Dagangan Bhd	171,026	971,020
Petronas Gas Bhd	413,500	1,609,347
PPB Group Bhd	392,640	1,779,337
Press Metal Bhd	942,800	1,036,832
Public Bank Bhd	2,163,457	11,460,703
QL Resources Bhd	447,000	743,539
RHB Capital Bhd	1,104,560	1,470,418
Sime Darby Bhd	1,986,149	1,050,388
Sime Darby Plantation Bhd	1,423,049	1,586,276
Sime Darby Property Bhd	1,642,549	387,801
SP Setia Bhd	1,091,059	516,425
Telekom Malaysia Bhd	772,000	763,505
Tenaga Nasional Bhd	2,185,672	7,296,269
Top Glove Corp. Bhd	1,055,700	1,158,435
Westports Holdings Bhd	591,900	572,610
YTL Corp. Bhd	1,883,896	468,776

TOTAL MALAYSIA		80,099,882

Mexico - 2.4%
Alfa SA de CV Series A	2,170,000	1,879,695
Alsea S.A.B. de CV (a)	372,700	759,840
America Movil S.A.B. de CV Series L	23,610,147	16,607,646
Banco Santander Mexico SA	1,284,045	1,834,565
CEMEX S.A.B. de CV unit	10,684,186	3,796,716
Coca-Cola FEMSA S.A.B. de CV unit	361,769	2,223,047
El Puerto de Liverpool S.A.B. Dcv Class C	137,110	665,955
Embotelladoras Arca S.A.B. de CV	304,300	1,618,540
Fibra Uno Administracion SA de CV	2,215,583	2,847,554
Fomento Economico Mexicano S.A.B. de CV unit	1,357,991	12,308,814
Gruma S.A.B. de CV Series B	145,475	1,333,235
Grupo Aeroportuario del Pacifico S.A.B. de CV Series B	251,127	2,520,083
Grupo Aeroportuario del Sureste S.A.B. de CV Series B	146,100	2,218,136
Grupo Bimbo S.A.B. de CV Series A	1,126,670	2,145,898
Grupo Carso SA de CV Series A1	331,300	1,068,562
Grupo Financiero Banorte S.A.B. de CV Series O	1,820,681	9,166,228
Grupo Financiero Inbursa S.A.B. de CV Series O	1,638,800	2,011,327
Grupo Mexico SA de CV Series B	2,462,554	6,025,395
Grupo Televisa SA de CV	1,698,293	3,219,567
Industrias Penoles SA de CV	98,955	915,981
Infraestructura Energetica Nova S.A.B. de CV	370,800	1,432,022
Kimberly-Clark de Mexico SA de CV Series A	1,075,527	2,235,379
Megacable Holdings S.A.B. de CV unit	206,100	877,905
Mexichem S.A.B. de CV	744,020	1,363,123
Promotora y Operadora de Infraestructura S.A.B. de CV	158,180	1,424,827
Wal-Mart de Mexico SA de CV Series V	3,675,656	10,844,516

TOTAL MEXICO		93,344,556

Netherlands - 0.1%
X5 Retail Group NV GDR	85,888	2,834,483
Pakistan - 0.0%
Habib Bank Ltd.	397,400	299,494
MCB Bank Ltd.	286,100	313,366
Oil & Gas Development Co. Ltd.	445,000	353,156

TOTAL PAKISTAN		966,016

Peru - 0.1%
Compania de Minas Buenaventura SA sponsored ADR	151,901	2,314,971
Philippines - 1.1%
Aboitiz Equity Ventures, Inc.	1,358,620	1,406,975
Aboitiz Power Corp.	1,035,555	717,929
Alliance Global Group, Inc.	2,753,100	839,346
Ayala Corp.	199,036	3,731,421
Ayala Land, Inc.	5,151,813	5,017,253
Bank of the Philippine Islands (BPI)	611,188	1,075,933
BDO Unibank, Inc.	1,380,981	3,966,057
DMCI Holdings, Inc.	2,750,700	546,615
Globe Telecom, Inc.	22,815	960,426
GT Capital Holdings, Inc.	68,876	1,249,027
International Container Terminal Services, Inc.	692,480	1,830,610
JG Summit Holdings, Inc.	2,025,130	2,583,049
Jollibee Food Corp.	300,693	1,526,143
Manila Electric Co.	156,980	1,121,838
Megaworld Corp.	7,782,600	933,428
Metro Pacific Investments Corp.	9,752,200	915,565
Metropolitan Bank & Trust Co.	1,092,457	1,621,879
Philippine Long Distance Telephone Co.	59,540	1,334,558
Robinsons Land Corp.	1,435,497	765,952
Security Bank Corp.	154,630	553,128
SM Investments Corp.	170,275	3,325,814
SM Prime Holdings, Inc.	7,071,900	5,049,876
Universal Robina Corp.	606,208	1,897,305

TOTAL PHILIPPINES		42,970,127

Poland - 1.0%
Alior Bank SA (a)	63,000	762,641
Bank Millennium SA (a)	411,812	803,766
Bank Polska Kasa Opieki SA	120,279	3,200,965
Bank Zachodni WBK SA	25,272	2,134,716
BRE Bank SA (a)	10,225	921,739
CD Projekt RED SA	47,284	2,805,846
Cyfrowy Polsat SA	176,566	1,368,450
Dino Polska SA (a)(c)	33,694	1,270,061
Grupa Lotos SA	65,203	1,470,283
Jastrzebska Spolka Weglowa SA	36,128	364,640
KGHM Polska Miedz SA (Bearer) (a)	98,850	2,407,523
LPP SA	895	1,811,498
NG2 SA	20,609	797,572
Polish Oil & Gas Co. SA	1,231,718	1,789,128
Polska Grupa Energetyczna SA (a)	581,142	1,332,326
Polski Koncern Naftowy Orlen SA	210,022	5,275,543
Powszechna Kasa Oszczednosci Bank SA	613,468	6,468,720
Powszechny Zaklad Ubezpieczen SA	421,302	4,544,599
Telekomunikacja Polska SA (a)	452,830	789,776

TOTAL POLAND		40,319,792

Qatar - 1.0%
Barwa Real Estate Co. (a)	1,329,610	1,303,772
Industries Qatar QSC (a)	1,273,122	3,926,982
Masraf al Rayan (a)	2,527,870	2,659,271
Mesaieed Petrochemical Holding Co. (a)	3,082,585	2,201,393
Qatar Electricity & Water Co. (a)	377,770	1,619,718
Qatar Fuel Co. (a)	334,870	1,945,341
Qatar Insurance Co. SAQ (a)	1,072,180	1,027,785
Qatar Islamic Bank (a)	809,029	3,655,436
Qatar National Bank SAQ (a)	3,172,172	16,998,991
Qatar Telecom (Qtel) Q.S.C. (a)	550,420	1,080,959
The Commercial Bank of Qatar (a)	1,398,662	1,844,010

TOTAL QATAR		38,263,658

Russia - 3.7%
Alrosa Co. Ltd.	1,810,351	2,318,137
Gazprom OAO	5,753,736	21,325,832
Gazprom OAO sponsored ADR (Reg. S)	856,972	6,293,602
Inter Rao Ues JSC	25,257,158	1,774,420
Lukoil PJSC	289,239	23,659,071
Magnit OJSC GDR (Reg. S)	245,556	3,560,562
Magnitogorsk Iron & Steel Works PJSC	1,545,700	1,041,355
MMC Norilsk Nickel PJSC	34,387	7,912,832
MMC Norilsk Nickel PJSC sponsored ADR	98,101	2,268,095
Mobile TeleSystems OJSC sponsored ADR	352,769	2,882,123
Moscow Exchange MICEX-RTS OAO (a)	933,467	1,366,303
NOVATEK OAO GDR (Reg. S)	63,622	13,347,896
Novolipetsk Steel OJSC	850,256	2,015,847
PhosAgro OJSC GDR (Reg. S)	80,205	1,000,156
Polyus PJSC	18,704	1,898,391
Rosneft Oil Co. OJSC	631,921	4,189,309
Rosneft Oil Co. OJSC GDR (Reg. S)	180,863	1,198,398
Sberbank of Russia	7,564,855	27,601,533
Severstal PAO	130,579	2,110,683
Severstal PAO GDR (Reg. S)	16,916	272,178
Surgutneftegas OJSC	4,555,762	1,936,901
Tatneft PAO	886,286	10,348,997
Tatneft PAO sponsored ADR	30,631	2,137,431
VTB Bank OJSC	2,301,219,962	1,536,617

TOTAL RUSSIA		143,996,669

Saudi Arabia - 1.4%
Advanced Polypropylene Co.	33,261	519,682
Al Rajhi Bank	429,577	7,880,150
Alinma Bank	250,838	1,682,040
Almarai Co. Ltd.	86,604	1,168,405
Bank Al-Jazira	137,706	555,883
Bank Albilad	126,371	977,126
Banque Saudi Fransi	191,984	2,070,564
Bupa Arabia for Cooperative Insurance Co.	9,379	250,570
Dar Al Arkan Real Estate Development Co. (a)	181,143	553,492
Emaar The Economic City (a)	134,914	373,387
Etihad Etisalat Co. (a)	130,101	847,787
Jarir Marketing Co.	20,247	900,454
National Commercial Bank	422,328	6,181,975
National Industrialization Co. (a)	111,080	457,879
Rabigh Refining & Petrochemical Co. (a)	76,353	394,942
Riyad Bank	422,480	2,928,765
SABIC	264,679	7,579,295
Sahara International Petrochemical Co.	123,035	656,747
Samba Financial Group	346,420	3,020,339
Saudi Airlines Catering Co.	14,326	345,683
Saudi Arabian Fertilizers Co.	57,336	1,343,759
Saudi Arabian Mining Co. (a)	145,349	1,821,440
Saudi Cement Co.	25,976	491,740
Saudi Electricity Co.	291,745	1,521,519
Saudi Industrial Investment Group	75,817	477,880
Saudi Kayan Petrochemical Co. (a)	251,524	757,815
Saudi Telecom Co.	140,833	4,055,396
The Co. for Cooperative Insurance (a)	21,045	416,910
The Saudi British Bank	132,131	1,395,099
The Savola Group (a)	90,461	771,821
Yanbu National Petrochemical Co.	77,573	1,220,303

TOTAL SAUDI ARABIA		53,618,847

Singapore - 0.0%
BOC Aviation Ltd. Class A (c)	140,400	1,209,599
South Africa - 5.5%
Anglo American Platinum Ltd.	37,212	2,209,054
AngloGold Ashanti Ltd.	289,304	4,971,601
Aspen Pharmacare Holdings Ltd.	273,888	1,719,080
Barclays Africa Group Ltd.	506,092	5,607,802
Bidcorp Ltd.	232,412	4,861,397
Bidvest Group Ltd.	199,703	2,557,329
Capitec Bank Holdings Ltd.	32,083	2,626,137
Clicks Group Ltd.	181,119	2,572,329
Discovery Ltd.	273,969	2,513,747
Exxaro Resources Ltd.	173,478	2,011,631
FirstRand Ltd.	2,363,659	10,113,666
Fortress (REIT) Ltd. Class A	798,064	1,186,681
Foschini Ltd.	166,735	1,917,885
Gold Fields Ltd.	581,562	2,970,277
Growthpoint Properties Ltd.	2,148,521	3,565,318
Investec Ltd.	200,849	1,147,699
Kumba Iron Ore Ltd.	44,455	1,463,038
Liberty Holdings Ltd.	91,273	687,848
Life Healthcare Group Holdings Ltd.	969,789	1,526,809
MMI Holdings Ltd.	625,129	736,080
Mr Price Group Ltd.	180,802	2,219,389
MTN Group Ltd.	1,188,200	9,305,136
MultiChoice Group Ltd. (a)	306,920	2,868,806
Naspers Ltd. Class N	307,353	74,920,456
Nedbank Group Ltd.	260,381	4,350,931
Netcare Ltd.	811,991	946,794
Oceana Group Ltd.	608	2,868
Old Mutual Ltd.	3,458,384	4,628,643
Pick 'n Pay Stores Ltd.	260,573	1,203,104
PSG Group Ltd.	106,034	1,687,365
Rand Merchant Insurance Holdings Ltd.	538,573	1,155,305
Redefine Properties Ltd.	4,005,978	2,451,027
Remgro Ltd.	367,597	4,562,051
RMB Holdings Ltd.	542,245	2,851,211
Sanlam Ltd.	1,249,132	6,465,212
Sappi Ltd.	368,234	1,335,316
Sasol Ltd.	394,400	8,528,340
Shoprite Holdings Ltd.	332,624	3,573,501
Spar Group Ltd.	134,255	1,716,065
Standard Bank Group Ltd.	908,818	11,300,328
Telkom SA Ltd.	194,962	1,164,121
Tiger Brands Ltd.	112,270	1,737,919
Truworths International Ltd.	306,584	1,327,488
Vodacom Group Ltd.	452,062	3,695,197
Woolworths Holdings Ltd.	690,989	2,639,232

TOTAL SOUTH AFRICA		213,601,213

Taiwan - 10.8%
Acer, Inc.	2,015,000	1,215,543
Advantech Co. Ltd.	239,993	2,016,174
ASE Technology Holding Co. Ltd.	2,425,592	5,397,987
Asia Cement Corp.	1,548,000	2,067,941
ASUSTeK Computer, Inc.	496,502	3,513,481
AU Optronics Corp.	6,169,000	1,626,769
Catcher Technology Co. Ltd.	462,095	3,382,220
Cathay Financial Holding Co. Ltd.	5,292,033	6,901,212
Chang Hwa Commercial Bank	3,703,632	2,585,253
Cheng Shin Rubber Industry Co. Ltd.	1,339,000	1,729,182
Chicony Electronics Co. Ltd.	404,008	1,026,074
China Airlines Ltd.	1,769,000	541,319
China Development Finance Holding Corp.	8,970,000	2,660,398
China Life Insurance Co. Ltd.	1,853,055	1,525,261
China Steel Corp.	8,221,289	6,317,304
Chinatrust Financial Holding Co. Ltd.	12,981,778	8,428,321
Chunghwa Telecom Co. Ltd.	2,646,129	9,143,123
Compal Electronics, Inc.	2,903,000	1,771,501
Delta Electronics, Inc.	1,366,717	6,589,397
E.SUN Financial Holdings Co. Ltd.	7,305,110	6,077,266
ECLAT Textile Co. Ltd.	136,129	1,779,281
EVA Airways Corp.	1,528,067	714,457
Evergreen Marine Corp. (Taiwan)	1,567,472	720,361
Far Eastern Textile Ltd.	2,277,000	2,151,640
Far EasTone Telecommunications Co. Ltd.	1,101,348	2,524,985
Feng Tay Enterprise Co. Ltd.	233,992	1,554,187
First Financial Holding Co. Ltd.	6,888,181	5,165,652
Formosa Chemicals & Fibre Corp.	2,465,149	7,489,586
Formosa Petrochemical Corp.	875,347	2,963,645
Formosa Plastics Corp.	3,119,085	10,021,422
Formosa Taffeta Co. Ltd.	589,000	665,649
Foxconn Technology Co. Ltd.	640,710	1,314,821
Fubon Financial Holding Co. Ltd.	4,662,846	6,438,430
Giant Manufacturing Co. Ltd.	206,000	1,570,503
GlobalWafers Co. Ltd.	153,000	1,621,431
Highwealth Construction Corp.	585,000	913,535
HIWIN Technologies Corp.	160,917	1,425,381
Hon Hai Precision Industry Co. Ltd. (Foxconn)	8,749,465	21,906,486
Hotai Motor Co. Ltd.	211,000	3,033,153
Hua Nan Financial Holdings Co. Ltd.	5,162,871	3,628,904
Innolux Corp.	6,083,000	1,404,733
Inventec Corp.	1,736,000	1,289,511
Largan Precision Co. Ltd.	70,451	9,511,992
Lite-On Technology Corp.	1,460,044	2,064,333
MediaTek, Inc.	1,058,615	10,575,752
Mega Financial Holding Co. Ltd.	7,621,289	7,827,485
Micro-Star International Co. Ltd.	464,000	1,296,934
Nan Ya Plastics Corp.	3,606,358	8,224,999
Nanya Technology Corp.	869,000	2,030,882
Nien Made Enterprise Co. Ltd.	111,000	851,241
Novatek Microelectronics Corp.	406,000	2,141,530
Pegatron Corp.	1,382,000	2,240,466
Phison Electronics Corp.	101,000	987,659
Pou Chen Corp.	1,531,391	1,882,276
Powertech Technology, Inc.	510,981	1,393,479
President Chain Store Corp.	403,000	3,870,991
Quanta Computer, Inc.	1,892,000	3,473,061
Realtek Semiconductor Corp.	338,000	2,242,063
Ruentex Development Co. Ltd.	391,600	518,739
Ruentex Industries Ltd.	235,000	499,228
Shin Kong Financial Holding Co. Ltd.	7,320,361	2,113,406
Sinopac Holdings Co.	7,501,302	2,971,766
Standard Foods Corp.	293,016	564,091
Synnex Technology International Corp.	932,700	1,143,641
TaiMed Biologics, Inc. (a)	126,000	671,089
Taishin Financial Holdings Co. Ltd.	6,452,349	3,015,913
Taiwan Business Bank	2,607,329	1,117,285
Taiwan Cement Corp.	3,218,850	4,598,084
Taiwan Cooperative Financial Holding Co. Ltd.	6,054,129	4,068,653
Taiwan High Speed Rail Corp.	1,357,000	1,806,513
Taiwan Mobile Co. Ltd.	1,107,000	3,870,144
Taiwan Semiconductor Manufacturing Co. Ltd.	17,253,740	141,707,504
Tatung Co. Ltd. (a)	1,290,000	828,708
The Shanghai Commercial & Savings Bank Ltd.	2,161,000	3,555,796
Unified-President Enterprises Corp.	3,376,332	8,729,000
United Microelectronics Corp.	8,282,000	3,672,753
Vanguard International Semiconductor Corp.	619,000	1,248,075
Walsin Technology Corp.	225,000	1,250,435
Win Semiconductors Corp.	238,000	2,009,025
Winbond Electronics Corp.	2,058,000	1,253,141
Wistron Corp.	1,952,251	1,448,600
WPG Holding Co. Ltd.	1,058,880	1,396,995
Yageo Corp.	182,321	1,529,108
Yuanta Financial Holding Co. Ltd.	6,822,284	3,817,699

TOTAL TAIWAN		414,834,013

Thailand - 3.0%
Advanced Info Service PCL	5,800	40,047
Advanced Info Service PCL (For. Reg.)	819,700	5,659,772
Airports of Thailand PCL	20,900	48,717
Airports of Thailand PCL (For. Reg.)	2,955,000	6,888,036
Bangkok Bank PCL (For. Reg.)	325,300	1,906,636
Bangkok Dusit Medical Services PCL	360,300	291,606
Bangkok Dusit Medical Services PCL (For. Reg.)	6,442,800	5,214,422
Bangkok Expressway and Metro PCL	5,382,200	1,831,469
Banpu PCL	120,900	55,844
Banpu PCL (For. Reg.)	3,041,100	1,404,700
Berli Jucker PCL (For. Reg)	856,800	1,434,404
BTS Group Holdings PCL	4,365,000	1,749,918
Bumrungrad Hospital PCL (For. Reg.)	301,200	1,663,499
C.P. ALL PCL (For. Reg.)	3,904,900	10,957,433
Central Pattana PCL (For. Reg.)	1,554,500	3,687,627
Charoen Pokphand Foods PCL	238,100	214,101
Charoen Pokphand Foods PCL (For. Reg.)	2,690,200	2,419,043
Electricity Generating PCL (For. Reg.)	195,500	2,086,397
Energy Absolute PCL	1,096,400	1,849,437
Glow Energy PCL (For. Reg.)	411,300	1,192,499
Gulf Energy Development PCL	86,900	355,900
Gulf Energy Development PCL	461,600	1,890,489
Home Product Center PCL (For. Reg.)	4,144,400	2,310,350
Indorama Ventures PCL	120,000	159,015
Indorama Ventures PCL (For. Reg.)	1,266,200	1,677,868
Intouch Holdings PCL (For. Reg.)	1,430,000	2,955,480
IRPC PCL (For. Reg.)	7,410,300	1,150,057
Kasikornbank PCL	92,200	514,826
Kasikornbank PCL (For. Reg.)	1,297,300	7,264,860
Krung Thai Bank PCL (For. Reg.)	2,253,200	1,432,724
Land & House PCL	568,400	207,823
Land & House PCL (For. Reg.)	4,973,300	1,818,375
Minor International PCL	64,000	83,293
Minor International PCL:
warrants 9/30/21 (a)	79,000	14,048
(For. Reg.)	2,054,700	2,674,108
Muangthai Leasing PCL	363,369	710,447
Muangthai Leasing PCL	43,300	84,659
PTT Exploration and Production PCL (For. Reg.)	946,300	4,138,635
PTT Global Chemical PCL	58,100	113,504
PTT Global Chemical PCL (For. Reg.)	1,621,100	3,166,969
PTT PCL	173,000	264,420
PTT PCL (For. Reg.)	7,943,600	12,141,318
Ratchaburi Electric Generating Holding PCL (For. Reg.)	491,500	1,076,871
Robinsons Department Store PCL (For. Reg.)	320,600	658,192
Siam Cement PCL (For. Reg.)	526,400	7,396,544
Siam Commercial Bank PCL (For. Reg.)	576,600	2,569,092
Thai Oil PCL (For. Reg.)	716,900	1,599,356
Thai Union Frozen Products PCL (For. Reg.)	2,408,400	1,475,997
TMB PCL (For. Reg.)	7,497,500	459,866
Total Access Communication PCL (For. Reg.)	485,900	921,360
True Corp. PCL (For. Reg.)	9,283,737	1,934,059

TOTAL THAILAND		113,816,112

Turkey - 0.6%
Akbank TAS (a)	2,034,747	2,752,614
Anadolu Efes Biracilik Ve Malt Sanayii A/S	143,725	552,135
Arcelik A/S (a)	141,385	442,066
Aselsan A/S	232,304	788,776
Bim Birlesik Magazalar A/S JSC	292,982	2,459,978
Eregli Demir ve Celik Fabrikalari T.A.S.	959,106	1,276,860
Ford Otomotiv Sanayi A/S	48,743	533,631
Haci Omer Sabanci Holding A/S	631,867	1,117,457
Koc Holding A/S	527,879	1,770,632
TAV Havalimanlari Holding A/S	125,902	566,232
Tupras Turkiye Petrol Rafinerileri A/S	86,170	2,161,584
Turk Hava Yollari AO (a)	372,460	831,545
Turk Sise ve Cam Fabrikalari A/S	468,478	413,832
Turkcell Iletisim Hizmet A/S	758,305	1,774,496
Turkiye Garanti Bankasi A/S (a)	1,644,338	2,902,120
Turkiye Is Bankasi A/S Series C (a)	1,144,948	1,280,143

TOTAL TURKEY		21,624,101

United Arab Emirates - 0.8%
Abu Dhabi Commercial Bank PJSC	1,950,869	4,780,045
Aldar Properties PJSC (a)	2,659,589	1,672,584
DP World Ltd.	117,276	1,806,050
Dubai Islamic Bank Pakistan Ltd. (a)	1,130,381	1,637,185
Emaar Development PJSC (a)	551,191	720,286
Emaar Malls Group PJSC (a)	1,790,377	1,033,336
Emaar Properties PJSC	2,463,699	3,709,148
Emirates Telecommunications Corp.	1,209,063	5,674,760
National Bank of Abu Dhabi PJSC	1,906,638	8,242,901

TOTAL UNITED ARAB EMIRATES		29,276,295

United Kingdom - 0.0%
Mediclinic International PLC	1	4
United States of America - 0.4%
Southern Copper Corp. (b)	60,104	2,151,122
Yum China Holdings, Inc.	251,634	11,449,347

TOTAL UNITED STATES OF AMERICA		13,600,469

US Virgin Islands - 0.0%
Xinyi Energy Holdings Ltd. (a)	210,317	55,590
TOTAL COMMON STOCKS
(Cost $3,122,798,899)		3,633,554,440

Nonconvertible Preferred Stocks - 3.6%
Brazil - 2.7%
Ambev SA sponsored ADR	58,939	310,609
Banco Bradesco SA:
(PN)	2,833,360	25,613,720
(PN) sponsored ADR	68,539	619,593
Braskem SA (PN-A) (a)	134,400	1,198,783
Centrais Eletricas Brasileiras SA (Electrobras) (PN-B) (a)	169,700	1,760,876
Companhia Brasileira de Distribuicao Grupo Pao de Acucar (PN)	111,700	2,738,097
Companhia Energetica de Minas Gerais (CEMIG) (PN)	635,729	2,355,446
Gerdau SA	767,500	2,765,240
Itau Unibanco Holding SA	3,334,271	30,421,559
Itau Unibanco Holding SA sponsored ADR	64,452	589,736
Itausa-Investimentos Itau SA (PN)	3,096,112	10,116,608
Lojas Americanas SA (PN)	525,732	2,500,304
Petroleo Brasileiro SA - Petrobras (PN) (non-vtg.)	2,817,400	19,253,421
Telefonica Brasil SA	312,425	4,281,533

TOTAL BRAZIL		104,525,525

Chile - 0.1%
Embotelladora Andina SA Class B	244,911	860,997
Sociedad Quimica y Minera de Chile SA (PN-B) (a)	81,283	2,384,174

TOTAL CHILE		3,245,171

Colombia - 0.1%
Bancolombia SA (PN)	316,367	3,978,537
Grupo Aval Acciones y Valores SA	2,698,015	1,040,250
Grupo de Inversiones Suramerica SA	91,997	891,669

TOTAL COLOMBIA		5,910,456

Korea (South) - 0.6%
AMOREPACIFIC Corp.	6,056	395,202
CJ Corp. (a)(d)	1,440	44,443
Hyundai Motor Co.	5,959	367,284
Hyundai Motor Co. Series 2	26,257	1,811,350
LG Chemical Ltd.	4,092	614,492
LG Household & Health Care Ltd.	1,630	1,097,246
Samsung Electronics Co. Ltd.	577,517	17,786,653

TOTAL KOREA (SOUTH)		22,116,670

Russia - 0.1%
AK Transneft OAO	339	839,943
Surgutneftegas OJSC	5,125,322	2,512,115

TOTAL RUSSIA		3,352,058

TOTAL NONCONVERTIBLE PREFERRED STOCKS
(Cost $100,168,981)		139,149,880

Money Market Funds - 2.0%
Fidelity Cash Central Fund 2.43% (e)	49,911,323	49,921,305
Fidelity Securities Lending Cash Central Fund 2.43% (e)(f)	28,000,519	28,003,319
TOTAL MONEY MARKET FUNDS
(Cost $77,924,624)		77,924,624
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $3,300,892,504)		3,850,628,944
NET OTHER ASSETS (LIABILITIES) - 0.0%(g)		(645,331)
NET ASSETS - 100%		$3,849,983,613

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
ICE E-mini MSCI Emerging Markets Index Contracts (United States)	1,511	Sept. 2019	$77,484,080	$207,704	$207,704

The notional amount of futures purchased as a percentage of Net Assets is 2.0%

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $53,215,367 or 1.4% of net assets.

 (d) Level 3 security

 (e) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (f) Investment made with cash collateral received from securities on loan.

 (g) Includes $3,861,000 of cash collateral to cover margin requirements for futures contracts.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$868,801
Fidelity Securities Lending Cash Central Fund	352,962
Total	$1,221,763

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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